PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 23, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Quoted borrowing costs capitalised	$ 113.5	$ 49.0
Borrowing costs capitalized, weighted average interest rate	7.38%	5.82%
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	5.75%	5.75%	5.75%
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Mining properties, stripping costs capitalized	$ 199.2	$ 196.6
Mining properties, stripping costs capitalized during period	87.9	109.7
Mining properties, stripping costs, depreciation expense	$ 85.3	$ 105.0